Investment Strategy - Morgan Stanley Long Duration Government Opportunities Fund - Classes A, L, I, and C - Long Duration Government Opportunities Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its net assets in a portfolio of U.S. government securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. In making investment decisions, the Adviser considers economic developments, interest rate trends and other factors.  The Fund is not limited as to the maturities of the U.S. government securities in which it may invest. The  U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed by the U.S. Government or its agencies and instrumentalities or securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund’s investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity. Under normal circumstances, the Adviser expects to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of at least ten years. Duration measures the time-weighted expected cash flows of a fixed-income security.
The mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”) and inverse floating rate obligations (“inverse floaters”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”).
The Fund may also invest in (i) asset-backed securities and (ii) commercial paper rated in the highest investment grade (currently A1/P1/F1) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”) or Fitch Ratings Inc. (“Fitch”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest in restricted and illiquid securities.
The Fund may, but it is not required to, use derivative instruments for risk management or other portfolio management purposes, including to adjust the Fund’s dollar-weighted average effective duration. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques, such as reverse repurchase agreements. These derivative instruments will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
The Fund is not a money market fund, does not seek to maintain a stable NAV and does not qualify for the tax relief afforded to money market funds by the U.S. Treasury.